Shareholders equity - Treasury shares (Details) - BRL (R$)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Balance, Beginning of the period	24,875,787,000	34,765,600,000	34,765,600,000
Exercised	(372,160,000)		(1,005,113,000)
Repurchase	3,705,200,000		51,115,300,000
Stock canceled During Period, Shares			(60,000,000,000)
Treasury Stock, Number of Shares	28,208,827,000		24,875,787,000
Weighted Average Price Per Share, Treasury Shares	R$ 53.84	R$ 42.69	R$ 42.69
Exercised	53.66		47.55
Repurchase	51.80		54.91
Canceled			48.40
Weighted Average Price Per Share, Treasury Shares	R$ 53.57		R$ 53.84
Treasury shares	R$ 1,339,197,000	R$ 1,484,014,000	R$ 1,484,014,000
Exercised	(19,969,000)		(47,794,000)
Repurchase	191,918,000	2,806,764,000	2,806,764,000
Canceled			(2,903,787,000)
Treasury shares	1,511,146,000		1,339,197,000
Market Value Of Treasury Shares	1,536,826,000	1,934,010,000	1,934,010,000
Exercised	(20,251,000)	R$ (54,213,000)
Repurchase	191,918,000		2,806,764,000
Canceled			(3,238,200,000)
Market Value Of Treasury Shares	R$ 1,407,620,000		R$ 1,536,826,000